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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
August 13, 2010

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:    $101,274,062

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 6/30/10

           (ITEM 1)               (ITEM 2)      (ITEM 3)   (ITEM 4)    (ITEM 5)        (ITEM 6)       (ITEM 7)          (ITEM 8)
------------------------------- -------------- ---------- ----------- --------- --------------------- -------- --------------------
                                                                                      INVESTMENT                 VOTING  AUTHORITY
                                                                                      DISCRETION                      (SHARES)
                                                                                ---------------------          --------------------
                                                                      SHARES OR               SHARED
                                                          FAIR MARKET PRINCIPAL  SOLE SHARED  OTHER             SOLE   SHARED NONE
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      VALUE     AMOUNT    (A)   (B)     (C)       MGR    (A)     (B)   (C)
------------------------------- -------------- ---------- ----------- --------- ---- ------ --------- -------- ------- ------ -----
ABBOTT LABS                     Common Stocks   002824100   4,114,441    87,953   X             X               84,239        3,714
ACCENTURE LTD                   Common Stocks   G1151C101   2,025,221    52,399   X             X               50,799        1,600
AIR PRODUCTS & CHEMICALS INC    Common Stocks   009158106   2,498,490    38,551   X             X               36,851        1,700
AUTOMATIC DATA PROCESSING       Common Stocks   053015103   1,988,482    49,391   X             X               47,433        1,958
BANK NEW YORK MELLON CORP       Common Stocks   064058100   2,572,031   104,173   X             X               99,648        4,525
BECTON DICKINSON                Common Stocks   075887109   4,090,875    60,498   X             X               57,718        2,780
CATERPILLAR INC                 Common Stocks   149123101   2,761,778    45,976   X             X               43,526        2,450
CHEVRON CORPORATION             Common Stocks   166764100   3,090,616    45,544   X             X               43,494        2,050
COCA-COLA CO                    Common Stocks   191216100   1,847,980    36,871   X             X               35,222        1,649
CONOCOPHILLIPS                  Common Stocks   20825C104   3,695,201    75,274   X             X               71,774        3,500
DISNEY WALT PRODUCTIONS         Common Stocks   254687106   3,763,431   119,474   X             X              113,799        5,675
DU PONT E I DE NEMOURS CO       Common Stocks   263534109   2,816,595    81,428   X             X               77,703        3,725
EATON CORP                      Common Stocks   278058102   2,801,879    42,816   X             X               40,626        2,190
EXXON MOBIL CORP                Common Stocks   30231G102   3,722,835    65,233   X             X               62,470        2,763
HEWLETT PACKARD CO              Common Stocks   428236103   3,473,523    80,257   X             X               76,587        3,670
INTEL CORP                      Common Stocks   458140100   1,183,600    60,851   X             X               55,241        5,610
INTEL CORPORATION               Common Stocks   458140100   1,288,893    66,267   X             X               60,657        5,610
INTERNATIONAL BUSINESS MACHINES Common Stocks   459200101   3,343,221    27,075   X             X               25,900        1,175
J.P. MORGAN CHASE & CO          Common Stocks   46625H100   1,926,308    52,617   X             X               50,317        2,300
JOHNSON & JOHNSON               Common Stocks   478160104   3,691,570    62,505   X             X               59,892        2,613
LOCKHEED MARTIN CORP            Common Stocks   539830109   1,590,426    21,348   X             X               20,548          800
MCDONALDS CORP                  Common Stocks   580135101   3,461,798    52,555   X             X               50,280        2,275
MEDTRONIC                       Common Stocks   585055106   1,928,149    53,161   X             X               50,835        2,326
MICROSOFT CORP                  Common Stocks   594918104   4,487,344   195,016   X             X              186,289        8,727
NOVARTIS AG - ADR               Common Stocks   66987V109   2,095,204    43,361   X             X               41,437        1,924
NYSE EURONEXT                   Common Stocks   629491101   3,815,399   138,089   X             X              132,089        6,000
PEPSICO INC                     Common Stocks   713448108   3,499,454    57,415   X             X               54,830        2,585
PROCTER & GAMBLE                Common Stocks   742718109   3,443,360    57,405   X             X               55,156        2,249
UNION PACIFIC CORP              Common Stocks   907818108   3,050,446    43,885   X             X               41,910        1,975
UNITED TECHNOLOGIES CORP        Common Stocks   913017109   3,303,984    50,901   X             X               48,576        2,325
WAL-MART STORES                 Common Stocks   931142103   2,824,475    58,758   X             X               56,173        2,585
WELLS FARGO CO                  Common Stocks   949746101   2,721,485   106,308   X             X              101,395        4,913
GENERAL ELECTRIC                Common Stocks   369604103     317,240    22,000   X                             22,000
U S BANCORP                     Common Stocks   902973304     290,550    13,000   X                             13,000
MERCK & CO                      Common Stocks   58933Y105     289,377     8,275   X                              8,275
PFIZER INC                      Common Stocks   717081103     166,842    11,700   X                             11,700
CAPITAL TRUST - CL A            Common Stocks   14052H506     115,500    70,000   X                             70,000
                                                           94,098,003 2,258,330
                                                          101,274,062